5. SHORT-TERM NOTES (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Integer
Production Loan Agreements Issued		9
Amount raised from Production Loan Agreement		$ 660,000
warrants to purchase the Company's no par value common stock	500
Remaining principal balance of the Production Loans	350,000	350,000
Exercise price	$ 0.00
Unpaid principal amount	10,000
Gross discount	578,036
Gross discount amortized	481,509
Net unamortized discount	96,527
Outstanding Warrants
Production Warrants issued		132,000
Production Warrants value		$ 264,000